DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Robinhood Markets, Inc. (“RHM”, together with its subsidiaries, “Robinhood”, the “Company”, “we”, or “us”) was incorporated in the State of Delaware on November 22, 2013. Our most significant, wholly-owned subsidiaries are:
•Robinhood Financial LLC (“RHF”), a registered introducing broker-dealer;
•Robinhood Securities, LLC (“RHS”), a registered clearing broker-dealer; and
•Robinhood Crypto, LLC (“RHC”), which provides users the ability to buy and sell cryptocurrencies.
Acting as the agent of the user, we facilitate the purchase and sale of equities, options and cryptocurrencies through our platform by routing transactions through market makers, who are responsible for trade execution. Upon execution of a trade, users are legally required to purchase equities, options, or cryptocurrencies for cash from the transaction counterparty or to sell equities, options or cryptocurrencies for cash to the transaction counterparty, depending on the transaction. Acting as agent, we facilitate and confirm trades only when there are binding, matched legal obligations from the user and the market maker on both sides of the trade. Our users have ownership of the securities, including those that collateralize margin loans, and cryptocurrencies transacted on our platform and, as a result, any such securities or cryptocurrencies owned by users are not presented in our unaudited condensed consolidated balance sheets. We do not allow users to purchase cryptocurrency on margin. We hold cryptocurrency in custody for our users’ accounts in one or more omnibus cryptocurrency wallets.
In March 2020, the World Health Organization declared the outbreak of the novel coronavirus referred to as “COVID-19” to be a global pandemic. The COVID-19 pandemic has negatively impacted the global economy and caused significant volatility in the financial markets. In response to the pandemic, we have enabled nearly all of our employees to work remotely and have restricted business travel. Throughout the COVID-19 pandemic, we have seen substantial growth in our user base, retention, engagement and trading activity metrics, as well as continued gains and periodic all-time highs achieved by the equity markets generally. During the COVID-19 pandemic, we have seen an increasing interest in personal finance and investing, coupled with low interest rates and a positive market environment, especially in the U.S. equity markets, that has encouraged an unprecedented number of first-time retail investors to become our customers and begin trading on our platform. At the same time, the COVID-19 pandemic has resulted, in part, in inefficiencies or delays in our business, operational challenges and additional costs related to business continuity initiatives as our workforce has fully transitioned to remote working. The extent of the impact of COVID-19 on our business and financial results will depend largely on future developments, including the duration of the pandemic, actions taken to contain COVID-19 or address its impact, the ability to reintegrate our workforce or to adapt to the long-term distributed workforce model (with some employees part- or full-time remote, and others not) we expect to adopt, the impact on capital and financial markets and the related impact on the financial circumstances of our customers, all of which are highly uncertain and cannot be predicted.
Basis of presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. The condensed consolidated financial statements are unaudited, and in management’s opinion, include all adjustments, including normal recurring adjustments and accruals necessary for a fair presentation of the results for the interim periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full fiscal year ended December 31, 2021 or any future period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements and notes included in our final prospectus for our IPO dated July 28, 2021 and filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1934 on July 30, 2021 (the “Final Prospectus”). There have been no material changes in our significant accounting policies as described in our consolidated financial statements included in our audited annual consolidated financial statements for the year ended December 31, 2020, other than the adoption of the accounting pronouncement as described below in Note 2. The unaudited condensed consolidated financial statements include the accounts of RHM and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.
Use of estimates
The preparation of unaudited condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the unaudited condensed consolidated financial statements and accompanying notes. We base our estimates on historical experience, and other assumptions we believe to be reasonable under the circumstances, which together form the basis for making judgments about the carrying values of assets and liabilities. Assumptions and estimates used in preparing our unaudited condensed consolidated financial statements include those related to the determination of allowances for credit losses, the capitalization and estimated useful life of internally developed software, contingent liabilities, useful lives of property and equipment, the incremental borrowing rate used to determine the present value of lease payments, the valuation and recognition of share-based compensation, the valuation of the convertible notes and warrant liability, uncertain tax positions, and the recognition and measurement of current and deferred income tax assets and liabilities. Actual results could differ from these estimates and could have a material adverse effect on our unaudited condensed consolidated financial statements.
Deferred offering costs
We have capitalized qualified legal, accounting and other direct costs related to our efforts to raise capital through a sale of our common stock in an IPO. Deferred offering costs are included in other current assets on the unaudited condensed consolidated balance sheets and will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If we terminate the planned IPO or there is a significant delay, all of the deferred offering costs will be immediately written off to operating expenses. As of December 31, 2020 and June 30, 2021, $1.3 million and $9.5 million of deferred offering costs were capitalized.
Concentration of credit risk
We had transaction-based revenues from individual market makers in excess of 10% of total revenues, as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
Market maker:
Citadel Securities, LLC	36%	14%	34%	21%
Tai Mo Shan Limited(1)	1%	29%	2%	20%
Entities affiliated with Susquehanna International Group, LLP(2)	21%	9%	20%	11%
Entity affiliated with Jane Street Group	1%	12%	1%	9%
Entities affiliated with Wolverine Holdings, L.P.(3)	8%	8%	10%	8%
All others individually less than 10%	10%	7%	9%	11%
Total as percentage of total revenue:	77%	79%	76%	80%
________________
(1)Member of Jump Trading Group
(2)Consists of Global Execution Brokers, LP and G1X Execution Services, LLC
(3)Consists of Wolverine Execution Services, LLC and Wolverine Securities LLC

We are engaged in various trading and brokerage activities in which the counterparties primarily include broker-dealers, banks, and other financial institutions. In the event our counterparties do not fulfill their obligations, we may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty. It is our policy to review, as necessary, the credit standing of each counterparty.
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Robinhood Markets, Inc. (“RHM”, together with its subsidiaries, “Robinhood”, the “Company”, “we”, or “us”) was incorporated in the State of Delaware on November 22, 2013. Our most significant, wholly-owned subsidiaries are:
•Robinhood Financial LLC (“RHF”), a registered introducing broker-dealer;
•Robinhood Securities, LLC (“RHS”), a registered clearing broker-dealer; and
•Robinhood Crypto, LLC (“RHC”), provides users the ability to buy and sell cryptocurrencies
Our mission is to democratize finance for all. We are building products and services that make it easier for people from all backgrounds to participate in the financial system. Our approach is to build easy-to-use and low cost financial products and services for our users. When we first began operating, we started by offering users the ability to buy and sell equities, and have since expanded our brokerage operations to allow retail investors access to other investment vehicles by offering commission-free trading for both options and cryptocurrencies, in addition to equities. We now offer a variety of services to our users to facilitate their trading experience, including a subscription service, Robinhood Gold, which allows users to access premium features such as enhanced instant access to deposits, professional research, Nasdaq Level II market data and, upon approval, access to margin investing. We have a fractional shares program which allows users to purchase and sell fractions of a share in certain equities, enabling users to place real-time fractional share orders in dollar amounts or share amounts, with purchases rounded to the nearest penny and the ability to purchase as small as 1/1,000,000 of a share. We also have a cash management program which allows users’ uninvested cash balances to earn interest through a cash sweep program with program banks insured by Federal Deposit Insurance Corporation (“FDIC”) and to be used to make purchases and ATM withdrawals through a co-branded debit card with Mastercard® bearing the logo of Robinhood (“Robinhood debit card”).
Acting as the agent of the user, we facilitate the purchase and sale of equities, options and cryptocurrencies through our platform by routing transactions through market makers, who are responsible for trade execution. Upon execution of a trade, users are legally required to purchase equities, options, or cryptocurrencies for cash from the transaction counterparty or to sell equities, options or cryptocurrencies for cash to the transaction counterparty, depending on the transaction. Acting as agent, we facilitate and confirm trades only when there are binding, matched legal obligations from the user and the market maker on both sides of the trade. Our users have ownership of the securities, including those that collateralize margin loans, and cryptocurrencies transacted on our platform and, as a result, any such securities or cryptocurrencies owned by users are not presented in our consolidated balance sheets.
In March 2020, the World Health Organization declared the outbreak of the novel coronavirus referred to as “COVID-19” to be a global pandemic. The COVID-19 pandemic has negatively impacted the global economy and caused significant volatility in the financial markets. In response to the pandemic, we have enabled nearly all of our employees to work remotely and have restricted business travel. Throughout the COVID-19 pandemic, we have seen substantial growth in our user base, retention, engagement and trading activity metrics, as well as continued gains and periodic all-time highs achieved by the equity markets generally. During the COVID-19 pandemic, we have seen an increasing interest in personal finance and investing, coupled with low interest rates and a positive market environment, especially in the U.S. equity markets, that has encouraged an unprecedented number of first-time retail investors to become our customers and begin trading on our platform. At the same time, the COVID-19 pandemic has resulted, in part, in inefficiencies or delays in our business, operational challenges and additional costs related to business continuity initiatives as our workforce has fully transitioned to remote working. The extent of the impact of COVID-19 on our business and financial results will depend largely on future developments, including the duration of the pandemic, actions taken to contain COVID-19 or address its impact, the ability to reintegrate our workforce or of our workforce to adapt to the long-term distributed workforce model (with some employees part- or full-time remote, and others not) we expect to adopt, the impact on capital and financial markets and the related impact on the financial circumstances of our customers, all of which are highly uncertain and cannot be predicted.
Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of RHM and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.
Use of estimates
The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. We base our estimates on historical experience, and other assumptions we believe to be reasonable under the circumstances, which together form the basis for making judgments about the carrying values of assets and liabilities. Assumptions and estimates used in preparing our consolidated financial statements include those related to the determination of allowances for credit losses, the capitalization and estimated useful life of internally developed software, contingent liabilities, useful lives of property and equipment, the incremental borrowing rate used to determine the present value of lease payments, the valuation and recognition of share-based compensation, uncertain tax positions, and the recognition and measurement of current and deferred income tax assets and liabilities. Actual results could differ from these estimates and could have a material adverse effect on our consolidated financial statements.
Segment Information
We operate and report financial information in one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. All our revenues and substantially all of our assets are attributed to or located in the United States.
Revenue recognition
Transaction-based revenues
We primarily earn transaction-based revenues from routing user orders for options, equities and cryptocurrencies to market makers when the performance obligation is satisfied, which is at the point in time when a routed order is executed by the market maker. The transaction price for options is on a per contract basis, while for equities it is primarily based on the bid-ask spread of the underlying trading activity. For cryptocurrencies, the transaction price is a fixed percentage of the notional order value. For each trade type, all market makers pay the same transaction price. Payments are collected monthly in arrears from each market maker.
Net interest revenues
Net interest revenues consist of interest revenues less interest expenses.
We earn and incur interest revenues and expense on securities lending transactions. We also earn interest on margin loans to users, which constitute the majority of receivables from users, net in the consolidated balance sheets, and on our segregated cash, cash and cash equivalents, and deposits with clearing organizations. We incur interest expenses in connection with our revolving credit facilities.
Other revenues
Other revenues primarily consists of Robinhood Gold, a paid subscription service that provides customers with premium features, such as enhanced instant access to deposits, professional research, Nasdaq Level II market data and, upon approval, access to margin investing. Our contract with users are for a term of 30 days and renew automatically each month. Subscription revenue is recognized ratably over the subscription period as the performance obligation is satisfied.
Other revenues also consist of proxy rebates and miscellaneous fees charged to users. Proxy rebates are revenues earned through our partnership with a third-party investor communications company. We provide certain shareholder information to the third-party company, which is used to send investor materials to shareholders, such as materials related to shareholder meetings and voting instruction forms. We earn a share of the revenue the third-party company receives from issuers, and recognize the revenue when the performance obligation of providing data is satisfied.
Miscellaneous fees are primarily Automated Customer Account Transfer Services (“ACATS”) fees, which are charged to users for facilitating the transfer of part or all of their accounts to another broker-dealer. We recognize revenue when our performance obligation of administering the transfer is satisfied.
Concentration of credit risk
We had revenues from market makers in excess of 10% of total revenues, as follows:

	Year Ended December 31,
	2019	2020
Market maker:
Citadel Securities, LLC	29%	34%
Entities affiliated with Susquehanna International Group, LLP(1)	13%	18%
Entities affiliated with Wolverine Holdings, L.P.(2)	12%	10%
All others individually less than 10%	8%	13%
Total as percentage of total revenue:	62%	75%
_____________
(1)Consists of Global Execution Brokers, LP and G1X Execution Services, LLC
(2)Consists of Wolverine Execution Services, LLC and Wolverine Securities LLC
We are engaged in various trading and brokerage activities in which the counterparties primarily include broker-dealers, banks, and other financial institutions when applicable. In the event our counterparties do not fulfill their obligations, we may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty. It is our policy to review, as necessary, the credit standing of each counterparty.
Operating expenses
Brokerage and transaction
Brokerage and transaction costs primarily consist of fees paid to centralized clearinghouses and regulatory fees, market data expenses, compensation and benefits, including share-based compensation, for employees engaged in clearing and brokerage functions, and allocated overhead.
Technology and development
Technology and development costs primarily consist of compensation and benefits, including share-based compensation, for engineering, data science, and design personnel, costs incurred to support and improve our platform, costs incurred in connection with the development of new products, costs associated with computer hardware and software, allocated overhead, and amortization of internally developed software.
Operations
Operations costs primarily consist of customer service related expenses, including compensation and benefits, which includes share-based compensation, for employees engaged in customer support, third-party customer service expenses, customer onboarding and account verification and allocated overhead. Operations costs also include our provision for credit losses primarily in connection with unrecoverable receivables due to fraudulent, unlawful or otherwise inappropriate customer behavior, such as when customers initiate deposits into their accounts, make trades on our platform using a short-term extension of credit from us, and then repatriate or reverse the deposits, resulting in a loss to us of the credited amount (which we refer to as “Fraudulent Deposit Transactions”) as well as chargebacks for unauthorized debit card transactions; and to a lesser extent, losses on margin borrowings.
Marketing
Marketing costs primarily consist of expenses associated with our stock referral program (the “Robinhood Referral Program”), production and placement of advertisements in various media outlets, including online and on television, and customer goodwill, which primarily related to costs to remediate losses experienced by our users due to service interruptions on our platform and reimbursement of direct losses that happen due to unauthorized activity that is not the fault of our users. Marketing costs also include compensation and benefits, including share-based compensation, for employees engaged in the marketing function and allocated overhead. Advertising costs are expensed as incurred and were $119.6 million and $157.1 million in the years ended December 31, 2019 and 2020.
General and administrative
General and administrative costs consist primarily of compensation and benefits, including share-based compensation, for certain executives as well as employees engaged in legal, finance, human resources, risk, and compliance. General and administrative costs also includes certain legal settlements and professional fees, such as, but not limited to, legal, audit and accounting fees, as well as allocated overhead.
Research and development costs
Research and development costs described in Accounting Standards Codification (“ASC”) 730, Research and Development, are expensed as incurred.  Our research and development costs consist primarily of employee compensation and benefits for our engineering and research teams, including share-based compensation. Research and development costs recorded in operating expenses under ASC 730 were $27.7 million and $52.2 million for the years ended December 31, 2019 and 2020.
Share-based compensation
Stock Options
We estimate the fair value of stock options granted to employees and directors using the Black-Scholes option-pricing model. The fair value of stock options is recognized as compensation on a straight-line basis over the requisite service period. Forfeitures are accounted for when they occur.
The Black-Scholes option-pricing model incorporates various assumptions in estimating the fair value of stock-based awards. These variables include:
Fair value of our common stock—Because our common stock is not yet publicly traded, we must estimate the fair value of common stock. Our board of directors considers numerous objective and subjective factors to determine the fair value of our common stock including: contemporaneous third-party valuations of our common stock, sales of our common and redeemable convertible preferred stock to third-party investors in arms-length transactions, our operating and financial performance, the valuation of comparable companies, the lack of marketability, and general and industry specific economic outlook, amongst other factors.
Expected volatility—Expected volatility is a measure of the amount by which the stock price is expected to fluctuate. Since we do not have sufficient trading history of our common stock, we estimate the volatility of our common stock on the date of grant based on the weighted-average historical stock price volatility of comparable publicly-traded companies over a period equal to the expected term of the award.
Expected term—We determine the expected term based on the average period the stock options are expected to remain outstanding using the simplified method, generally calculated as the midpoint of the stock options’ vesting term and contractual expiration period, as we do not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.
Risk-free interest rate—Based on the U.S. Treasury yield curve that corresponds with the expected term at the time of grant.
Expected dividend yield—We utilize a dividend yield of 0% as we have not paid, and do not anticipate paying, dividends on our common stock.
Assumptions used in valuing non-employee stock options are generally consistent with those used for employee stock options with the exception that the expected term is over the contractual life.
Performance-based RSUs
We have granted RSUs that vest upon the satisfaction of both time-based service and performance-based conditions. The fair value of these RSUs is estimated based on the fair value of our common stock on the date of grant. The time-based service condition for these awards is generally satisfied over four years. The performance-based conditions are satisfied upon the occurrence of a qualifying event, defined as the earlier of (i) the closing of certain, specific liquidation or change in control transactions, or (ii) an initial public offering (“IPO”). We record share-based compensation expense for performance-based equity awards on an accelerated attribution method over the requisite service period, and only if performance-based conditions are considered probable to be satisfied. As of December 31, 2019 and 2020, we had not recognized share-based compensation for awards with performance-based conditions because the qualifying event described above had not occurred and, therefore, could not be considered probable. In the period in which our qualifying event is probable, we will record a cumulative one-time share-based compensation expense determined using the grant-date fair values. Share-based compensation related to remaining time-based service after the qualifying event will be recorded over the remaining requisite service period.
Market-Based RSUs
We have granted RSUs that vest upon the satisfaction of all the following conditions: time-based service conditions, performance-based conditions, and market-based conditions. The time-based service condition for these awards generally is satisfied over six years. The performance-based conditions are satisfied upon the occurrence of a qualifying event, as described above. The market-based conditions are satisfied upon our achievement of specified initial public offering prices.
For market-based awards, we determine the grant-date fair value utilizing a Monte Carlo valuation model, which incorporates various assumptions including expected stock price volatility, expected term, risk-free interest rates, expected date of a qualifying event, and expected capital raise percentage. We estimate the expected term based on various exercise scenarios, as these awards are not considered “plain vanilla.” We estimate the expected date of a qualifying event based on our expectation at the time of measurement of the award’s value.
We record share-based compensation expense for market-based equity awards on an accelerated attribution method over the requisite service period, and only if performance-based conditions are considered probable to be satisfied. We determine the requisite service period by comparing the derived service period to achieve the market-based condition and the explicit time-based service period, using the longer of the two service periods as the requisite service period. As of December 31, 2019 and 2020, we had not recognized share-based compensation expense for awards with performance-based conditions because the qualifying event described above had not occurred and, therefore, could not be considered probable. In the period in which our qualifying event is probable, we will record a cumulative one-time share-based compensation expense determined using the grant-date fair values.
Loss contingencies
We are subject to claims and lawsuits in the ordinary course of business, including arbitration, class actions and other litigation, some of which include claims for substantial or unspecified damages. We are also the subject of inquiries, investigations, and proceedings by regulatory and other governmental agencies. We review our lawsuits, regulatory inquiries and other legal proceedings on an ongoing basis and provide disclosures and record loss contingencies in accordance with the loss contingencies accounting guidance. We establish an accrual for losses at management’s best estimate when we assess that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If no amount within the range is considered a better estimate than any other amount, an accrual for losses is recorded based on the bottom amount of the range. Accrual for loss contingencies are recorded in accounts payable and accrued expenses on the consolidated balance sheets and expensed in general and administrative expenses in our consolidated statements of operations. We monitor these matters for developments that would affect the likelihood of a loss and the accrued amount, if any, and adjust the amount as appropriate.
Earnings (loss) per share
Basic and diluted earnings per share are computed using the two-class method, which considers participating securities as a separate class of shares. Our participating securities consist of all series of our redeemable convertible preferred stock. Under the two-class method, net loss is not allocated to the redeemable convertible preferred stock as the preferred stockholders do not have a contractual obligation to share in our losses.
Basic earnings per share is computed by dividing net income available to our common stockholders, adjusted to exclude earnings allocated to participating securities, by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period.
Cash and cash equivalents
We consider all highly liquid financial instruments with maturities at the time of purchase of three months or less to be cash equivalents. Cash and cash equivalents include deposits with banks and money market funds that are not segregated and deposited for regulatory purposes or to meet margin requirements at clearinghouses. We maintain cash in bank accounts at financial institutions that exceed federally insured limits. We also maintain cash in money market funds which are not FDIC insured. We are subject to credit risk to the extent any financial institution with which we conduct business is unable to fulfill contractual obligations on our behalf. As we have not experienced any losses in such accounts and we believe that we have placed our cash on deposit with financial institutions which are financially stable, we do not have an expectation of credit losses for these arrangements.
Cash and securities segregated under federal and other regulations
We are required to segregate cash and/or qualified securities for the exclusive benefit of customers and proprietary accounts of brokers in accordance with the provision of Rule 15c3-3 under the Securities Exchange Act of 1934. We continually review the credit quality of our counterparties and have not experienced a default. As a result, we do not have an expectation of credit losses for these arrangements.
Restricted cash
We are required to maintain restricted cash deposits to back letters of credit for certain property leases. These funds are restricted and have been classified as such on our consolidated balance sheets due to the nature of restriction.
Fair value of financial instruments
We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, we may use various valuation approaches, including market, income and/or cost approaches. The fair value hierarchy requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is a market-based measure considered from the perspective of a market participant. Accordingly, even when market assumptions are not readily available, our own assumptions reflect those that market participants would use in pricing the asset or liability at the measurement date. The fair value measurement accounting guidance describes the following three levels used to classify fair value measurements:
Level 1 Inputs: unadjusted quoted prices in active markets for identical assets or liabilities that are accessible by us
Level 2 Inputs: quoted prices for similar assets and liabilities in an active market, quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly
Level 3 Inputs: unobservable inputs that are significant to the fair value of the assets or liabilities
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Receivables from brokers, dealers, and clearing organizations
Receivables from brokers, dealers and clearing organizations include receivables from market makers for routing user orders for execution and other receivables from third-party brokers. Orders are trades which users have not specifically instructed to be routed to a particular venue for execution. These receivables are short term and settle within 30 days. We continually review the credit quality of our counterparties and have not experienced a default. As a result, we do not have an expectation of credit losses for these arrangements.
Receivables from users, net
Receivable from users, net is primarily made up of margin receivables. Margin receivables are adequately collateralized by users’ marketable securities balances and are reported at their outstanding principal balance, net of an allowance for credit losses. We monitor margin levels and require users to deposit additional collateral, or reduce margin positions, to meet minimum collateral requirements and avoid automatic liquidation of their positions.
We apply the practical expedient based on collateral maintenance provisions in estimating an allowance for credit losses for margin loans. We have no expectation of credit losses for margin loans that are fully secured, where the fair value of the collateral securing the loans is equal to or in excess of the loaned amount. This is based on our assessment of the nature of the collateral (liquid investments actively traded), potential future changes in collateral values, and historical credit loss information relating to fully secured receivables. In cases where the fair value of the collateral is less than the outstanding margin balance, we recognize an allowance for credit losses in the amount of the difference, or unsecured balance, immediately when the user fails to meet their margin call. Based on historical experience, we have limited expectation of borrowers to replenish their collateral after not meeting a margin call.
We also record a full provision for credit losses on receivables from users due to Fraudulent Deposit Transactions. Due to the fraudulent nature of these transactions and based on historical experience, we have no expectation that we will collect these funds. As such, we record a provision for credit loss immediately for the full balance when a Fraudulent Deposit Transaction is identified.
The provision for credit losses is recorded as operations expense on the consolidated statement of operations. We write-off unsecured balances when the balance becomes outstanding for over 180 days.
Deposits with clearing organizations
We are required to maintain cash collateral as deposits with clearing organizations such as Depository Trust & Clearing Corporation and Options Clearing Corporation which allows us to use their security transactions services for trade comparison, clearance and settlement. The clearing organizations establish financial requirements, including deposits, to reduce their risk. The deposits may fluctuate significantly from time to time based upon the nature and size of users’ trading activity and market volatility. We earn interest on these deposits which is included as net interest revenues in the consolidated statements of operations. As we have not experienced historic defaults, we do not have an expectation of credit losses for these arrangements.
Other current assets
Other current assets primarily includes user-held fractional shares, and to a lesser extent securities owned by us for the Robinhood Referral Program, prepaid expenses and other receivables. We classify prepayments made under contracts as prepaid expenses and expense them over the contract terms. These prepaid expenses include items such as prepayments on clearing services, rent, insurance, regulatory fees, web services, data feed, research, and software subscriptions.
We evaluate certain prepaid expenses and other current assets for credit losses based on historic events, current economic conditions, and our expectations of future economic conditions and record an allowance for credit loss to estimate uncollectible receivables. The allowance for credit losses for prepaid expenses and other assets were immaterial for all periods presented.
Robinhood referral program
Through our referral program, RHF credits referring and referred users with a stock reward, with the potential value of each share ranging from $2.50 to $225. Approximately 98% of users receive a stock reward having a value ranging from $2.50 to $10. Referring users can earn more than one reward through the Robinhood Referral Program, subject to a maximum of $500 in total rewards earned annually per user. Stock rewards are also available to users who sign up through paid marketing channels. In order for a reward to be earned by the referring and referred user, the referred user must fulfill certain conditions stated in their promotion, such as linking their bank account to the Robinhood platform. After the reward is earned, the user must claim their stock reward in the Robinhood app within 60 days of notification thereof, at which point the stock is deposited to such user’s Robinhood account. Users do not need to provide any cash consideration for the reward.
The stock reward is a share or shares, selected randomly from our previously purchased inventory of settled shares held exclusively for this program, which are included in other current assets in our consolidated balance sheets. Each stock reward is assigned at the time the reward is earned and each share cannot be associated with more than one reward at a time. Our inventory of settled shares is initially recorded at cost and marked to fair market value at each reporting period. As the inventory of shares are held specifically for the referral program and not as investments of the Company, gains and losses from changes in the fair market value of the shares are recorded within marketing expense in our consolidated statement of operations until the reward is claimed. Shares are derecognized when they are claimed by the user and delivered to the users’ account.
We record an accrued liability within other current liabilities in our consolidated balance sheets at the time the bank account is linked with the expense recorded within marketing expense in our consolidated statement of operations. The liability is initially recorded at the fair market value of the assigned share or shares upon the reward being earned by the referred user (i.e., upon bank linkage) and marked to fair market value until claimed or reversed, with gains and losses also recorded within marketing expense. The liability is derecognized when the share is claimed by the user and delivered to the users’ account. If a user does not claim the stock reward within 60 days of being notified, such reward expires and the liability is reversed. We estimate the amount of unclaimed rewards expected at each reporting period, using historical trends and data, and adjust the accrued liability and marketing expense accordingly.
Fractional share program
We operate our fractional share program for the benefit of our users and maintain an inventory of securities held exclusively for the fractional share program. This proprietary inventory is recorded within other current assets on our consolidated balance sheets.
When a user purchases a fractional share, we record the cash received for the user-held fractional share as pledged collateral recorded within other current assets on our consolidated balance sheets and an offsetting liability to repurchase the shares, recorded within other current liabilities on our consolidated balance sheets, as we concluded that we did not meet the criteria for derecognition under the accounting guidance. We measure our inventory of securities, user-held fractional shares and our repurchase obligation at fair value at each reporting period, with realized and unrealized gains and losses, which totaled $3.0 million for the year ended December 31, 2020, recorded in brokerage and transaction expenses in our consolidated statement of operations. We do not earn revenue from our users when they purchase or sell fractional shares from us. We earn transaction-based revenue when shares are purchased from market makers to fulfill fractional share transactions.
Property, software and equipment
Property, software and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is recorded on a straight-line basis over the useful life of the asset, which is as follows:

Property, Software, and Equipment	Useful Life
Computer equipment	3 years
Furniture and fixtures	7 years
Tenant improvements	Shorter of estimated useful life or lease term
Internally developed software	3 years
Repairs and maintenance that do not enhance or extend the asset’s function and/or useful life are charged to expenses as incurred. When items are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gains or losses arising from such transactions are recognized.
Internally developed software is capitalized when preliminary development efforts are successfully completed and it is probable that the project will be completed and the software will be used as intended. Capitalized costs consist of salaries and payroll related costs for employees and fees paid to third-party consultants who are directly involved in development efforts. Capitalized costs are amortized over the estimated useful life of the software on a straight-line basis and included in technology and development in the consolidated statements of operations. We expense software development costs as they are incurred during the preliminary project stage.
Leases
We elected to apply the short-term lease measurement and recognition practical expedient to our leases where applicable, thus leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. Operating lease right-of-use assets and operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date for each lease. The interest rate used to determine the present value of the future lease payments is our incremental borrowing rate because the interest rate implicit in most of our leases is not readily determinable. Our incremental borrowing rate is estimated to approximate the interest rate that we would pay to borrow on a collateralized basis with similar terms and payments as the lease. Operating lease right-of-use assets also include any prepaid lease payments and lease incentives. Our lease agreements generally contain lease and non-lease components. Non-lease components, which primarily include payments for maintenance and utilities, are combined with lease payments and accounted for as a single lease component. We include the fixed non-lease components in the determination of the right-of-use assets and operating lease liabilities. We record the amortization of the right of use asset and the accretion of lease liability as rent expense and allocate as overhead in the consolidated statement of operations.
Payables to users
Payables to users represent users’ funds on deposit, and/or funds accruing to users as a result of settled trades and other security related transactions.
Securities borrowed and loaned
Securities borrowed and loaned result from transactions with other brokers, dealers or financial institutions. Securities borrowing transactions require us to deposit cash with the lender whereas securities lending transactions result in us receiving cash collateral, with both requiring cash in an amount generally in excess of the market value of the securities. We earn interest revenue on cash collateral deposited with us, and can earn or incur additional revenue or expense for lending certain securities based on demand for that security. All securities borrow and loan transactions have an open contractual term and, upon notice by either party, may be terminated within three business days. We manage risks associated with our securities lending and borrowing activities by requiring credit approvals for counterparties, by monitoring the market value of securities loaned and collateral values for securities borrowed on a daily basis and requiring additional cash as collateral for securities loaned or return of collateral for securities borrowed when necessary, and by participating in a risk-sharing program offered through the Options Clearing Corporation. Our securities lending transactions are subject to enforceable master netting arrangements with other broker-dealers, however; we do not net securities lending transactions. We apply the practical expedient based on collateral maintenance provisions in estimating an allowance for credit losses for securities borrowed receivables.
Other current liabilities
Other current liabilities primarily includes repurchase obligations related to our fractional share program. For our fractional shares program, we concluded that we did not meet the criteria for transfers under the accounting guidance, accordingly our repurchase obligations are presented in our consolidated balance sheets as a liability.
Cryptocurrencies
We act as an agent in the cryptocurrency transactions of our users. We have determined we are an agent because we do not control the cryptocurrency before delivery to the user, we are not primarily responsible for the delivery of cryptocurrency to our users, we are not exposed to risks arising from fluctuations of the market price of cryptocurrency before delivery to the customer and we do not set the prices charged to users.
Users are the legal owners of cryptocurrency held under custody by us and users have all the rights and benefits of ownership, including the rights to appreciation and depreciation of the cryptocurrency. As such, the cryptocurrency we hold in custody on behalf of our users is not reflected on our consolidated balance sheets. We do not allow users to purchase cryptocurrency on margin. We hold cryptocurrency in custody for our users’ accounts in one or more omnibus cryptocurrency wallets.
Income taxes
Income tax expense is an estimate of current income taxes payable in the current fiscal year based on reported income before income taxes. Deferred income taxes reflect the effect of temporary differences and carryforwards that we recognize for financial reporting and income tax purposes at enacted tax rates expected to be in effect when taxes are actually paid or recovered.
We account for income taxes under the liability approach for deferred income taxes, which requires recognition of deferred income tax assets and liabilities for the expected future tax consequences of events that have been recognized in our consolidated financial statements, but have not been reflected in our taxable income. Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the extent we believe that they will not be realized. We consider many factors when assessing the likelihood of future realization of our deferred tax assets including, but not limited to, historical cumulative loss experience and expectations of future earnings, tax planning strategies, and the carry-forward periods available for tax reporting purposes. Our judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, our tax provision would increase or decrease in the period in which the assessment is changed.
We recognize a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized. We account for uncertain tax positions, including net interest and penalties, as a component of income tax expense or benefit. We make adjustments to these uncertain tax positions in accordance with applicable income tax guidance and based on changes in facts and circumstances. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact to our consolidated financial statements and operating results.